ASYMshares ASYMmetric S&P 500 ETF
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 36.2%
Communication Services - 3.2%
Activision Blizzard, Inc.	2,713	$217,338
Comcast Corp.	4,733	221,599
Electronic Arts, Inc.	1,698	214,814
Take-Two Interactive Software, Inc. (a)	1,367	210,163
Verizon Communications, Inc.	4,122	209,975
		1,073,889
Consumer Discretionary - 4.4%
Amazon.com, Inc. (a)	73	237,977
Dollar General Corp.	1,140	253,798
Dollar Tree, Inc. (a)	1,589	254,478
Domino's Pizza, Inc.	521	212,052
Target Corp.	1,133	240,445
Tractor Supply Co.	1,108	258,574
		1,457,324
Consumer Staples - 2.3%
Clorox Co.	1,626	226,063
Hormel Foods Corp.	4,994	257,391
Kroger Co.	5,081	291,497
		774,951
Energy - 1.5%
Baker Hughes Co.	7,198	262,079
Coterra Energy, Inc.	9,270	250,012
		512,091
Financials - 4.0%
Berkshire Hathaway, Inc. (a)	679	239,626
Cboe Global Markets, Inc.	1,872	214,194
CME Group, Inc.	944	224,540
Intercontinental Exchange, Inc.	1,739	229,757
MarketAxess Holdings, Inc.	580	197,316
Progressive Corp.	2,071	236,073
		1,341,506
Healthcare - 4.8%
Baxter International, Inc.	2,574	199,588
Becton Dickinson and Co.	819	217,854
Gilead Sciences, Inc.	3,722	221,273
Incyte Corp. (a)	3,201	254,223
Merck & Co., Inc.	2,906	238,437
Organon & Co.	5,857	204,585
Vertex Pharmaceuticals, Inc. (a)	948	247,400
		1,583,360
Industrials - 2.9%
C.H. Robinson Worldwide, Inc.	2,381	256,458
Northrop Grumman Corp.	518	231,660
Otis Worldwide Corp.	2,937	226,002
Rollins, Inc.	7,050	247,102
		961,222
Information Technology - 10.1%
Akamai Technologies, Inc. (a)	2,126	253,823
Broadridge Financial Solutions, Inc.	1,606	250,070
Cisco Systems Inc.	4,135	230,568
Citrix Systems, Inc.	2,245	226,520
F5, Inc. (a)	1,145	239,248
Intel Corp.	4,828	239,276
Jack Henry & Associates, Inc.	1,301	256,362
Keysight Technologies, Inc. (a)	1,462	230,952
Microsoft Corp.	766	236,165
NortonLifeLock, Inc.	7,957	211,020
Oracle Corp.	3,030	250,672
Texas Instruments, Inc.	1,351	247,881
Tyler Technologies, Inc. (a)	549	244,245
VeriSign, Inc. (a)	1,074	238,922
		3,355,724
Materials - 1.0%
Packaging Corp. of America	2,042	318,777
Real Estate - 1.0%
Digital Realty Trust, Inc.	2,271	322,028
Utilities - 1.0%
American Electric Power Company, Inc.	3,252	324,452
TOTAL COMMON STOCKS
(Cost $11,722,405)		12,025,324

SHORT-TERM INVESTMENT - 60.7%
First American Treasury Obligations Fund, Class X, 0.24% ^
(Cost $20,174,946)	20,174,946	20,174,946

Total Investments - 96.9%
(Cost $31,897,351)		32,200,270
Other Assets and Liabilities, Net - 3.1%		1,013,775
Total Net Assets - 100.0%		$33,214,045

(a) Non-income producing security.
^ The rate shown is the annualized seven day effective yield as of March 31, 2022.

Schedule of Open Futures Contracts
Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Value/Unrealized Depreciation
CME E-Mini S&P 500 Index	404	June 2022	$(9,152,115)	$(612,922)

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks	$12,025,324	$-	$-	$12,025,324
Short-Term Investment	20,174,946	-	-	20,174,946
Total Investments	$32,200,270	$-	$-	$32,200,270

As of March 31, 2022, the Fund's investments in other financial instruments* were classified as follows:

Short Futures Contracts	$(612,922)	$-	$-	$(612,922)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classification of investments.